Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Operating Segments Disclosures

A. Operating segments disclosures - Consolidated Income Statement data

	Year ended 31 December
		Revenue		Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Continuing operations
Europe Heavyside	6,902	6,945	4,813	839	781	424	361	395	304	478	386	120
Europe Lightside	1,440	1,392	1,404	143	137	136	41	45	46	102	92	90
Europe Distribution	4,145	4,066	4,158	269	206	171	62	76	77	207	130	94
Europe	12,487	12,403	10,375	1,251	1,124	731	464	516	427	787	608	304

Americas Materials	7,970	7,598	7,018	1,270	1,204	955	412	386	335	858	818	620
Americas Products	4,327	4,280	3,862	573	543	391	138	132	142	435	411	249
Americas	12,297	11,878	10,880	1,843	1,747	1,346	550	518	477	1,293	1,229	869

Asia	436	508	151	52	109	2	37	38	9	15	71	(7)

Total Group from continuing operations	25,220	24,789	21,406	3,146	2,980	2,079	1,051	1,072	913	2,095	1,908	1,166

Discontinued operations
Americas Distribution	2,343	2,315	2,229	164	150	140	21	31	29	143	119	111
Total Group	27,563	27,104	23,635	3,310	3,130	2,219	1,072	1,103	942	2,238	2,027	1,277

Group operating profit from continuing operations										2,095	1,908	1,166
Profit on disposals (i)										56	53	99
Finance costs less income										(289)	(317)	(295)
Other financial expense										(60)	(66)	(94)
Share of equity accounted investments’ profit (ii)										65	42	44
Profit before tax from continuing operations										1,867	1,620	920

							(i) Profit/(loss) on disposals (note 5)			(ii) Share of equity accounted investments’ profit/(loss) (note 10)
Europe Heavyside							19	24	100	9	12	15
Europe Lightside							-	1	(22)	-	-	-
Europe Distribution							4	13	8	15	13	15
Europe							23	38	86	24	25	30

Americas Materials							29	(19)	24	32	34	23
Americas Products							4	34	(11)	-	-	-
Americas							33	15	13	32	34	23

Asia							-	-	-	9	(17)	(9)

Total Group							56	53	99	65	42	44

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2017 €m	2016 €m	2017 €m	2016 €m
Europe Heavyside	8,932	8,383	2,641	2,633
Europe Lightside	1,100	1,084	302	313
Europe Distribution	2,178	2,160	563	642
Europe	12,210	11,627	3,506	3,588

Americas Materials	9,180	8,970	1,628	1,725
Americas Products	4,017	4,275	895	998
Americas Distribution (i)	-	1,152	-	392
Americas	13,197	14,397	2,523	3,115

Asia	1,402	1,557	172	224

Total Group	26,809	27,581	6,201	6,927

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Derivative financial instruments (current and non-current)	64	76
Income tax assets (current and deferred)	260	163
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112	-
Total assets as reported in the Consolidated Balance Sheet	31,633	31,594

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			7,976	7,790
Derivative financial instruments (current and non-current)			14	32
Income tax liabilities (current and deferred)			2,124	2,402
Liabilities associated with assets classified as held for sale			341	-
Total liabilities as reported in the Consolidated Balance Sheet			16,656	17,151

(i)	During 2017, the Americas Distribution segment was classified as held for sale under IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations (refer to note 2 for further information). Accordingly its total assets and total liabilities have not been presented for 2017.

C. Operating segments disclosures - other items

Additions to non-current assets

	Year ended 31 December
	Property, plant and equipment (note 14)			Financial assets (note 16)			Total Group
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Continuing operations
Europe Heavyside	349	260	238	-	2	8	349	262	246
Europe Lightside	36	27	38	-	-	-	36	27	38
Europe Distribution	33	26	46	-	-	1	33	26	47
Europe	418	313	322	-	2	9	418	315	331

Americas Materials	375	328	335	5	5	10	380	333	345
Americas Products	167	142	153	6	-	-	173	142	153
Americas	542	470	488	11	5	10	553	475	498

Asia	55	47	31	-	-	-	55	47	31

Total Group from continuing operations	1,015	830	841	11	7	19	1,026	837	860

Discontinued operations
Americas Distribution	29	23	41	-	-	-	29	23	41
Total Group	1,044	853	882	11	7	19	1,055	860	901

Summary of Information About Geographical Areas and Customers

CRH has a presence in 32 countries worldwide. The revenues from external customers and non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation are set out below; individual foreign countries which exceed 10% of total external Group revenue have been highlighted separately on the basis of materiality.

	Year ended 31 December			As at 31 December
	Revenue by destination			Non-current assets*
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m
Country of domicile - Republic of Ireland	435	403	349	493	475
Benelux (mainly the Netherlands)	2,589	2,576	2,478	1,162	1,201
United Kingdom	3,023	3,091	1,694	2,395	2,487
United States	10,844	10,415	9,819	8,749	8,710
Other	8,329	8,304	7,066	8,757	8,346
Total Group from continuing operations	25,220	24,789	21,406	21,556	21,219
United States - Americas Distribution	2,343	2,315	2,229	476	531
Total Group	27,563	27,104	23,635	22,032	21,750